Derivative financial instruments - Additional Information (Details) $ in Thousands, € in Millions	1 Months Ended				12 Months Ended
	Jun. 30, 2024	Oct. 31, 2023 EUR (€) € / $	Aug. 31, 2023 EUR (€) € / $	Apr. 30, 2023 EUR (€) $ / € € / $ oz t $ / oz $ / t	Dec. 31, 2025 USD ($) oz $ / oz $ / t	Dec. 31, 2025 EUR (€) oz	Dec. 31, 2024 USD ($) oz	Dec. 31, 2024 EUR (€) oz	Jul. 31, 2025 oz $ / oz	May 31, 2023 oz
Disclosure of detailed information about hedges [line items]
Realized (loss) gain on derivative instruments					$ (154,378)		$ 150
Foreign currency collars | Canadian dollar
Disclosure of detailed information about hedges [line items]
Derivative transaction, monthly recurring notional amount					8,000		7,500
Notional amount expired					90,000		106,000
Foreign currency collars | Euro
Disclosure of detailed information about hedges [line items]
Derivative transaction, monthly recurring notional amount					6,900		6,000
Notional amount expired | €						€ 18.0		€ 78.0
Notional amount expired with financial settlement					54,000
Realized (loss) gain on derivative instruments					2,700
Euro forward contracts
Disclosure of detailed information about hedges [line items]
Derivative transaction, monthly recurring notional amount | €		€ 2.5	€ 5.0
Derivative transaction, monthly recurring delivery rate | € / $		1.0785	1.1160
Derivative transaction, delivery amount | €						€ 37.5
Interest rate swap settlements in realized derivative cash gains (loss)					(700)
Gold collars
Disclosure of detailed information about hedges [line items]
Interest rate swap settlements in realized derivative cash gains (loss)					$ (153,500)		$ 0
Derivative transaction, monthly settlement quantity (in ounces) | oz										16,667
Derivative transaction, quantity settlement (in ounces) | oz					200,004	200,004
Derivative transaction, quantity expired without financial settlement (in ounces) | oz							200,004	200,004
Price per unit increase (decrease) that would impact earnings before tax | $ / oz					200
Gold Commodity Swaps
Disclosure of detailed information about hedges [line items]
Derivative transaction, gold quantity (in ounces) | oz				32,000
Price per unit increase (decrease) that would impact earnings before tax | $ / oz				2,160	200
Copper Commodity Swaps
Disclosure of detailed information about hedges [line items]
Price per unit increase (decrease) that would impact earnings before tax | $ / t					1,000
Derivative transaction, copper quantity (in tonnes) | t				6,160
Copper forward price (usd per tonne) | $ / t				8,525
Interest rate swap contract
Disclosure of detailed information about hedges [line items]
Interest rate swap settlements in realized derivative cash gains (loss)					$ (3,000)		$ 1,400
Interest rate swap contract | Floating interest rate
Disclosure of detailed information about hedges [line items]
Derivative instrument, coverage percentage					70.00%	70.00%
Interest rate swap contract | Commercial Loan
Disclosure of detailed information about hedges [line items]
Borrowings, interest payment frequency	6 months			6 months
Interest rate swap contract | Commercial Loan | Floating interest rate
Disclosure of detailed information about hedges [line items]
Derivative instrument, coverage percentage	70.00%			70.00%
Interest rate swap contract | Commercial Loan | Fixed interest rate
Disclosure of detailed information about hedges [line items]
Debt interest rate (as a percent)	2.748%			3.11%
Foreign Currency Forward Contracts | Commence on June 30, 2026
Disclosure of detailed information about hedges [line items]
Derivative transaction, recurring delivery amount | €				€ 17.0
Derivative transaction, recurring delivery occurrence period				6 months
Average forward rate (euro per usd) | € / $				1.1473
Foreign Currency Forward Contracts | Commence on June 28, 2030
Disclosure of detailed information about hedges [line items]
Derivative transaction, recurring delivery amount | €				€ 11.4
Derivative transaction, recurring delivery occurrence period				6 months
Average forward rate (euro per usd) | $ / €				1.1704
Gold collars - Term Facility
Disclosure of detailed information about hedges [line items]
Derivative transaction, monthly settlement quantity (in ounces) | oz									28,000
Weighted average put strike price (in USD per ounce) | $ / oz									3,000
Weighted average call strike price (in USD per ounce) | $ / oz									4,537